COMMITMENTS, Underwriting Agreement (Details) - CIK 0001846136 Riverview Acquisition Corp - USD ($)		6 Months Ended
	Aug. 10, 2021	Jun. 30, 2022	Aug. 10, 2022
Underwriting Agreement [Abstract]
Underwriting discount (in dollars per share)	$ 0.35
Deferred underwriting commissions	$ 8,750,000
Over-Allotment Option [Member]
Underwriting Agreement [Abstract]
Term of option for underwriters to purchase additional Units to cover over-allotments	45 days	45 days
Additional Units that can be purchased to cover over-allotments (in shares)	3,750,000		3,750,000
Number of shares subject to forfeiture (in shares)	3,750,000
Share price (in dollars per share)	$ 10.00
Payment to underwriters	$ 5,000,000